GMACM HOME EQUITY LOAN TRUST 2006-HE3
          GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE3

Cut-Off Period Date                               11/30/06
Determination Date                                12/18/06
Record Date - Class A-1                           12/22/06
Record Date - Class A-2, Class A-3, Class A-4, Cla11/30/06
Payment Date                                      12/26/06
Actual Days in Accrual Period (30/360)                  29
Accrual Period (30/360)                                 30

SERVICING CERTIFICATE
Beginning Pool Balance                    1,102,785,794.65
Beginning PFA                                         0.00
Ending Pool Balance                       1,079,732,707.17
Ending PFA Balance                                       -
Principal Collections                        23,053,087.48
Principal Draws                                          -
Net Principal Collections                    23,053,087.48

Active Loan Count                                   21,156

Net Interest Collections                      7,355,409.26

Weighted Average Net Loan Rate                    8.14900%
Weighted Average Net WAC Rate                     8.03041%
Substitution Adjustment Amount                        0.00

Excess Spread Cash                            2,212,322.36

                                             BEGINNING        ENDING
TERM NOTES                                    BALANCE        BALANCE             FACTOR    PRINCIPAL
Class A-1                                   536,633,279.54 511,558,720.52       0.8683733 25,074,559.02
Class A-2                                   160,700,000.00 160,700,000.00       1.0000000        0.00
Class A-3                                   185,800,000.00 185,800,000.00       1.0000000        0.00
Class A-4                                    92,501,000.00  92,501,000.00       1.0000000        0.00
Class A-5                                   114,233,000.00 114,233,000.00       1.0000000        0.00
Certificates                                     -              -                       -          -


                                                         INTEREST  SECURITY
TERM NOTES (Continued)                        INTEREST  SHORTFALLS    %      COUPON
Class A-1                                    2,343,000.52   0.00    44.78%   5.4200%
Class A-2                                      770,020.83   0.00    14.07%   5.7500%
Class A-3                                      898,807.50   0.00    16.26%   5.8050%
Class A-4                                      469,288.41   0.00     8.10%   6.0880%
Class A-5                                      552,982.91   0.00    10.00%   5.8090%
Certificates                                   190,850.82   -        -         -


Beginning Overcollateralization Amount       12,918,515.11
Overcollateralization Amount Increase         2,021,471.54
Outstanding Overcollateralization Amount     14,939,986.65
Target Overcollateralization Amount          14,939,986.65

Credit Enhancement Draw Amount                        0.00
Unreimbursed Credit Enhancer Prior Draws              0.00


                                                              NUMBER     PERCENT
                                                   BALANCE   OF LOANS   OF BALANCE
Delinquent Loans (30 Days)*                   3,568,311.38      80        0.33%
Delinquent Loans (60 Days)*                   1,454,553.73      30        0.13%
Delinquent Loans (90 Days)*                     249,153.07      5         0.02%
Delinquent Loans (120 Days)*                     27,000.00      1         0.00%
Delinquent Loans (150 Days)*                     14,418.05      1         0.00%
Delinquent Loans (180+ Days)*                            -      0         0.00%
REO                                                      -      0         0.00%
Foreclosures                                    192,431.31      4         0.02%
Bankruptcies                                    315,035.54      7         0.03%

                                                   FORECLOSURE         BANKRUPTCY        REO
(Continued)                                      UNITS     DOLLARS   UNITS   DOLLARS    UNITS    DOLLARS
Delinquent Loans (30 Days)*                        0              -    0            -     0             -
Delinquent Loans (60 Days)*                        0              -    1    12,600.00     0             -
Delinquent Loans (90 Days)*                        3      96,631.31    1    36,603.83     0             -
Delinquent Loans (120 Days)*                       1      95,800.00    0            -     0             -
Delinquent Loans (150 Days)*                       0              -    0            -     0             -
Delinquent Loans (180+ Days)*                      0              -    0            -     0             -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                           LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                      0.00
Current Month Loss Amount                             0.00
Current Month Recoveries                              0.00
                                          -----------------
                                          -----------------
Ending Cumulative Loss Amount                         0.00         0.00


                                           NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount    0.00
Current Month Net Principal Recovery Amount           0.00
                                          -----------------
                                          -----------------
Ending Cumulative Net Principal Recovery Amount       0.00

                                           SPECIAL HAZARD     FRAUD          BANKRUPTCY
Beginning Amount                                      0.00         0.00      0.00
Current Month Loss Amount                             0.00         0.00      0.00
Ending Amount                                            -            -         -

Extraordinary Event Losses                            0.00
Excess Loss Amounts                                   0.00

Current Month Repurchases Units                          0
Current Month Repurchases ($)                         0.00




CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                     0.00
Withdraw relating to Collection Period                0.00
Interest Earned (Zero, Paid to Funding Account)       0.00
                                          -----------------
Ending Capitalized Interest Account Balance as of     0.00
Payment Date
Interest earned for Collection Period                 0.00
Interest withdrawn related to prior Collection    3,686.71
Period

PREFUNDING ACCOUNT
Beginning Balance                                     0.00
Additional Purchases during Revolving Period          0.00
Balance in Pre-Funding Account due to Noteholders     0.00
Excess of Draws over Principal Collections            0.00
                                          -----------------
Total Ending Balance as of Payment Date               0.00
Interest earned for Collection Period                 0.00
Interest withdrawn related to prior Collection    2,683.48
Period

CASH FLOWS RECEIVED
Principal Collections                        23,053,087.48
Interest Collections                          7,814,903.34
Servicer Advances                                     0.00
Pre-Funding Account remaining balance withdrawn       0.00
Capital Interest Account withdrawal                   0.00
Reinvestment Income                                   0.00
Substitution Adjustment Amount                        0.00
Recovery Amounts                                      0.00
                                          -----------------
TOTAL CASH FLOWS RECEIVED                    30,867,990.82

CASH FLOWS DISTRIBUTED
Principal Distribution                       25,074,559.02
Interest Distribution                         5,034,100.17
Residual Amount - Certificates                  190,850.82
Servicer Advances - Reimbursement                     0.00
GMACM Service Fee                               459,494.08
GMACM Recovery Fee                                    0.00
Credit Enhancer Fee - FGIC                      108,986.73
                                          -----------------
TOTAL CASH FLOWS DISTRIBUTED                 30,867,990.82

NET CASH FLOWS REMAINING                              0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1              NO
Hedge Payment Class A-1                         0.00
Hedge Shortfall Amount - Class A-1              0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage         0.09%
Rolling 3 Month Delinquency Required Percentage3.75%

Aggregate Liquidation Percentage               0.00%
Aggregate Liquidation Required Percentage      1.65%

SERVICING TERMINATION EVENT                      NO

Rolling 3 Month Delinquency Percentage         0.09%
Rolling 3 Month Delinquency Required Percentage3.25%

Aggregate Liquidation Percentage               0.00%
Aggregate Liquidation Required Percentage      1.15%

SERVICING TRIGGER EVENT                          NO

Step Down Date                                   NO

Step Up Date - Class A-4                         NO
Step Up Date - Class A-5                         NO